UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
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           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
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Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen L. Farley          New York, New York        8/14/06
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             18
                                               -------------

Form 13F Information Table Value Total:          $950,899
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                       FORM 13F INFORMATION TABLE
                                                       VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS   x($1000)   PRN AMT PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- --------  -------- --- ---- -------- --------- --------------------------
AON CORP                        037389103   COM        51,345 1,474,583  SH        SOLE     NO     1,474,583
BED BATH & BEYOND INC           931422109   COM        35,947 1,083,707  SH        SOLE     NO     1,083,707
BERKSHIRE HATHAWAY INC DEL      084670108   CL A          275         3  SH        SOLE     NO             3
CARMAX INC                      143130102   COM       129,445 3,650,452  SH        SOLE     NO     3,650,452
DOVER MOTORSPORTS INC           260174107   COM            64    10,870  SH        SOLE     NO        10,870
ECHOSTAR COMMUNICATIONS NEW     278762109   CL A       31,813 1,032,569  SH        SOLE     NO     1,032,569
FASTENAL CO                     311900104   COM       443,190    11,000  SH        SOLE     NO        11,000
INTERNATIONAL SPEEDWAY CORP     460335201   CL A        2,026    43,686  SH        SOLE     NO        43,686
INVESTORS BANCORP INC           46146P102   COM           327    24,100  SH        SOLE     NO        24,100
MOHAWK INDS INC                 608190104   COM        91,926 1,306,691  SH        SOLE     NO     1,306,691
O REILLY AUTOMOTIVE INC         686091109   COM        11,796   378,197  SH        SOLE     NO       378,197
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW    12,774 1,237,805  SH        SOLE     NO     1,237,805
PROGRESSIVE CORP OHIO           743315103   COM        18,062   702,527  SH        SOLE     NO       702,527
SLM CORP                        78442P106   COM         1,115    21,073  SH        SOLE     NO        21,073
TRACTOR SUPPLY CO               892356106   COM         7,183   129,961  SH        SOLE     NO       129,961
WALGREEN CO                     931422109   COM       100,367 2,238,342  SH        SOLE     NO     2,238,342
WASTE INDUSTRIES USA INC        941057101   COM        12,939   570,481  SH        SOLE     NO       570,481
WAUWATOSA HLDGS INC             94348P108   COM           305    17,857  SH        SOLE     NO        17,857